CONSOLIDATED STATEMENTS OF CASH FLOWS - DIRECT METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash collection from operating activities
Proceeds from sales of goods and services	$ 5,359,778	$ 4,620,409	$ 11,079,333
Other cash receipts from operating activities	52,084	51,900	127,683
Payments for operating activities
Payments to suppliers for goods and services	(4,401,485)	(3,817,339)	(6,663,875)
Payments to and on behalf of employees	(941,068)	(1,227,010)	(1,644,806)
Other payments for operating activities	(156,395)	(70,558)	(267,643)
Income taxes (paid)	(9,437)	(65,692)	(45,311)
Other cash inflows (outflows)	(87,576)	13,593	241,286
Net cash (outflow) inflow from operating activities	(184,099)	(494,697)	2,826,667
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses	752
Other cash receipts from sales of equity or debt instruments of other entities	35	1,464,012	4,063,582
Other payments to acquire equity or debt instruments of other entities	(208)	(1,140,940)	(4,131,890)
Amounts raised from sale of property, plant and equipment	105,000	75,566	50,322
Purchases of property, plant and equipment	(587,245)	(324,264)	(1,276,621)
Purchases of intangible assets	(88,518)	(75,433)	(140,173)
Interest received	9,056	36,859	17,822
Other cash inflows (outflows)	18,475	(2,192)	(2,249)
Net cash inflow (outflow) from investing activities	(542,653)	33,608	(1,419,207)
Cash flows from financing activities
Payments for changes in ownership interests in subsidiaries that do not result in loss of control		(3,225)	(294,105)
Amounts raised from long-term loans		1,425,184	1,781,728
Amounts raised from short-term loans	661,609	560,296	93,000
Loans from Related Entities	130,102	373,125
Loans repayments	(463,048)	(793,712)	(1,860,455)
Payments of lease liabilities	(103,366)	(122,062)	(398,992)
Dividends paid		(571)	(55,116)
Interest paid	(104,621)	(210,418)	(550,877)
Other cash inflows (outflows)	(11,034)	(107,788)	(58,704)
Net cash inflow (outflow) from financing activities	109,642	1,120,829	(1,343,521)
Net increase in cash and cash equivalents before effect of exchanges rate change	(617,110)	659,740	63,939
Effects of variation in the exchange rate on cash and cash equivalents	(31,896)	(36,478)	(73,002)
Net increase (decrease) in cash and cash equivalents	(649,006)	623,262	(9,063)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	1,695,841	1,072,579	1,081,642
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	$ 1,046,835	$ 1,695,841	$ 1,072,579